United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00179

                         Central Securities Corporation
               (Exact name of registrant as specified in charter)

                           630 Fifth Avenue, Suite 820
                              New York, N.Y. 10111
                    (Address of principal executive offices)

Registrant's telephone number including area code: 212-698-2020

Date of fiscal year end:  December 31
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

                         CENTRAL SECURITIES CORPORATION
                            Statement of Investments
                               September 30, 2008
                                   (Unaudited)

                           PORTFOLIO SECURITIES 89.9%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

Prin. Amt.
or Shares                                                             Value
----------                                                         ------------
            Banking and Finance 7.1%
   825,475    The Bank of New York Mellon Corporation............. $ 26,893,976
   250,000    Capital One Financial Corporation...................   12,750,000
   150,000    Newstar Financial, Inc..............................    1,213,500
                                                                   ------------
                                                                     40,857,476
                                                                   ------------
            Business Services 0.3%
    75,000    Heritage-Crystal Clean Inc. (a).....................    1,023,750
    70,000    RSC Holdings, Inc. (a)..............................      795,200
                                                                   ------------
                                                                      1,818,950
                                                                   ------------
            Communications 0.5%
 1,100,000    Arbinet-thexchange, Inc. (a)........................    3,003,000
                                                                   ------------
            Electronics 19.9%
   942,400    Agilent Technologies, Inc. (a)......................   27,951,584
   390,000    Analog Devices, Inc.................................   10,276,500
   850,000    Coherent, Inc. (a)..................................   30,217,500
   630,000    Flextronics International Inc. (a)..................    4,460,400
   809,600    Intel Corporation...................................   15,163,808
   310,000    Maxim Integrated Products, Inc......................    5,611,000
   350,000    Motorola, Inc.......................................    2,499,000
 1,000,000    Radisys Corporation (a).............................    8,600,000
 3,230,000    Sonus Networks, Inc. (a)............................    9,302,400
                                                                   ------------
                                                                    114,082,192
                                                                   ------------
            Energy 15.1%
   300,000    Berry Petroleum Company Class A.....................   11,619,000
    10,000    Cameco Corporation..................................      223,100
   200,000    Devon Energy Corporation............................   18,240,000
 1,900,000    GeoMet, Inc. (a)....................................   10,336,000
   670,000    McMoRan Exploration Co. (a).........................   15,838,800
   363,300    Murphy Oil Corporation..............................   23,302,062
   300,000    Nexen Inc..........................................     6,969,000
                                                                   ------------
                                                                     86,527,962
                                                                   ------------
            Health Care 1.1%
   100,000    Abbott Laboratories.................................    5,758,000
   260,000    Vical Inc. (a)......................................      561,600
                                                                   ------------
                                                                      6,319,600
                                                                   ------------
            Information Technology Services 6.3%
 1,730,800    Convergys Corporation...............................   25,581,224
   930,000    Xerox Corporation...................................   10,722,900
                                                                   ------------
                                                                     36,304,124
                                                                   ------------

Prin. Amt.
or Shares                                                             Value
----------                                                         ------------
            Insurance 24.4%
    10,000    Erie Indemnity Co. Class A..........................  $   422,700
    70,000    The Plymouth Rock Company, Inc.
                  Class A (b)(c)(d)...............................  140,000,000
                                                                   ------------
                                                                    140,422,700
                                                                   ------------
            Manufacturing 14.0%
   870,000    Brady Corporation Class A...........................   30,693,600
   200,000    Carlisle Companies Inc..............................    5,994,000
   400,000    Dover Corporation...................................   16,220,000
   100,000    General Electric Co.................................    2,550,000
   100,000    Precision Castparts Corporation.....................    7,878,000
   300,000    Roper Industries, Inc...............................   17,088,000
                                                                   ------------
                                                                     80,423,600
                                                                   ------------
            Retailing 1.2%
    28,751    AeroGroup International, Inc. (a)(c)(d).............      385,838
   200,000    Walgreen Co.........................................    6,192,000
                                                                   ------------
                                                                      6,577,838
                                                                   ------------
                  Total Portfolio Securities
                      (cost $270,965,985).........................  516,337,442

            SHORT-TERM INVESTMENTS 10.2%
            Commercial Paper 3.8%
 8,046,000  Chevron Corporation 2.61%  due 12/4/08................    8,008,809
13,788,000  General Electric Capital Corp. 2.07% - 2.16%
               due 10/1/08 - 12/4/08..............................   13,784,106
                                                                   ------------
                                                                     21,792,915
                                                                   ------------
            U.S. Government Agency Obligations 2.0%
11,656,000  Federal Home Loan Bank 11.98%  due 10/17/08...........   11,645,846
                                                                   ------------

            U.S. Treasury Bills 3.3%
25,465,000  U.S. Treasury Bills 0.25% - 1.76%
               due 12/18/08 - 2/26/09.............................   25,347,637
                                                                   ------------

                 Total Short-Term Investments
                   (cost $58,786,398).............................   58,786,398
                                                                   ------------

                 Total Investments (cost $329,752,383) (100.1%)...  575,123,840
                 Cash, receivables and other assets
                   less liabilities (0.1%)........................     (522,345)
                                                                   ------------
                 Net Assets (100%)................................ $574,601,495
                                                                   ============

(a)  Non-dividend paying.

(b)  Affiliate as defined in the Investment Company Act of 1940.

(c)  Valued at estimated fair value.

(d)  Restricted security. See footnote 2.

              See accompanying notes to statement of investments.

                         CENTRAL SECURITIES CORPORATION
                        NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation - Securities are valued at the last sale price or, if unavailable, at the closing bid price. Corporate discount notes are valued at amortized cost, which approximates value. Securities for which no ready market exists are valued at estimated fair value by the Board of Directors.

As of September 30, 2008, the tax cost of investments was $329,752,383. Net unrealized appreciation was $245,371,457 consisting of gross unrealized appreciation and gross unrealized depreciation of $276,722,569 and $31,351,112, respectively.

2. Fair Value Measurements - Effective January 1, 2008, the Corporation adopted Financial Accounting Standards Board Statement of Financial Accounting Standard No. 157, "Fair Value measurements" ("FAS 157"). FAS 157 establishes a disclosure framework which prioritizes and ranks the level of market price observability used in determining the fair value of investments as follows:

     o Level 1 - Fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments. The Corporation's Level 1 investments consist of equity securities listed on a national securities exchange or NASDAQ National Market.

     o Level 2 - Fair value is determined using other significant observable assumptions obtained from independent sources; for example, quoted prices for similar investments or the use of models or other valuation methodologies. The Corporation's Level 2 instruments consist of short-term investments, carried at amortized cost.

     o Level 3 - Fair value is determined using significant unobservable inputs including the Corporation's own assumptions based upon the best information available. Investments categorized as Level 3 include situations in which there is little, if any, market activity. The Corporation's Level 3 investments consist of The Plymouth Rock Company, Inc. and Aerogroup International, Inc.

In certain cases, the inputs used to determine fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the hierarchy is based on the least observable input that is significant to fair value. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Corporation's investments as of September 30, 2008 are classified as follows:

             Valuation Inputs      Investments in Securities
             ----------------      -------------------------
             Level 1                    $375,951,604
             Level 2                      58,786,398
             Level 3                     140,385,838
                                        ------------
                                        $575,123,840
                                        ============

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

       Balance at December 31, 2007                          $149,173,114
       Change in unrealized appreciation of investments        (8,787,276)
                                                             ------------
       Balance at September 30, 2008                         $140,385,838
                                                             ============

No Level 3 investments were purchased, sold or transferred to Level 1 or Level 2 during the nine months ended September 30, 2008.

3. Restricted Securities - The Corporation has from time to time invested in securities the resale of which is restricted. On September 30, 2008, such investments had an aggregate value of $140,385,838, which was equal to 24.4% of the Corporation's net assets. Investments in restricted securities at September 30, 2008 were:

                                                             Date
Company                      Shares        Security        Purchased     Cost
-------                      ------  --------------------  ---------  ----------
AeroGroup
  International, Inc.        28,751  Common Stock           6/14/05   $   17,200
The Plymouth Rock
  Company, Inc.              60,000  Class A Common Stock  12/15/82    1,500,000
The Plymouth Rock
  Company, Inc.              10,000  Class A Common Stock    6/9/84      699,986

The Corporation does not have the right to demand registration of the restricted securities.

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By: /s/ Wilmot H. Kidd
    -------------------
         President

Date: October 22, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Wilmot H. Kidd
    ----------------------------
    President

Date:  October 22, 2008


By: /s/ Charles N. Edgerton
    ----------------------------
    Vice President and Treasurer

Date:  October 22, 2008